SEGMENT INFORMATION - Revenues from External Customers (Details) - Perenco and SNH - Sales revenue, net - Customer concentration risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from external customers:
Concentration risk amount	$ 213,970	$ 221,020	$ 226,061
Concentration risk percentage (in percent)	80.00%	85.00%	86.00%